Organization (Details Textual)									1 Months Ended				12 Months Ended
	Oct. 09, 2011 USD ($)	Oct. 09, 2011 CNY (¥)	Sep. 01, 2010 USD ($) Agreement	Apr. 13, 2010 shares	Jun. 29, 2009 USD ($) $ / shares shares	Jun. 02, 2008 shares	Jul. 05, 2007 $ / shares shares	Aug. 16, 2006 $ / shares shares	Apr. 30, 2012 USD ($)	Apr. 30, 2012 CNY (¥)	Nov. 30, 2011 shares	Aug. 31, 2008 Company	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY (¥)	Dec. 15, 2010 USD ($)	Sep. 01, 2010 CNY (¥)	Apr. 30, 2010	Dec. 31, 2009 USD ($)	Dec. 31, 2009 CNY (¥)	Dec. 31, 2008	Aug. 11, 2008 CNY (¥)	Jul. 17, 2008 USD ($)	Jul. 17, 2008 CNY (¥)	Jun. 30, 2008 USD ($)	Jun. 30, 2008 CNY (¥)
Organization (Textual)
Share issued during period				16,000,000
Common stock, par value | $ / shares													$ 0.0001				$ 0.0001
Description of units issued during period					Each unit containing one ordinary share and one warrant.
Common stock, shares outstanding																83,158,778
Warrant outstanding					9,864,400
Units issued to underwriters					300,000
Description of business combination					As the result of consummation of the business combination, China Networks' common and preferred shares were converted automatically into 9,422,760 CNIH common shares.
Voting equity interests acquired from as result of business combination					73.00%
Assets acquired by China Networks from Alyst | $					$ 1,566,492
Cash acquired by China Networks acquired from Alyst | $					$ 1,449,122
Voting rights description													Voting rights as stockholders of Hetong, until 2037.	Voting rights as stockholders of Hetong, until 2037.
Loan agreement description													The WFOE may terminate the Exclusive Services Agreement at any time upon 30 days' notice to Hetong.	The WFOE may terminate the Exclusive Services Agreement at any time upon 30 days' notice to Hetong.
Consideration paid under asset disposal agreement | $			$ 150,000,000															$ 19,900,000
Number of domestic advertising companies | Company												2
Number of agreements | Agreement			2
Amount senior secured convertible debentures repaid through proceeds of sale | $															$ 11,000,000
YR TV Station [Member]
Organization (Textual)
Claim filed for contract termination	$ 8,571,000	¥ 54,000,000
Amended amount of claim filed for contract termination									$ 12,900,000	¥ 81,417,196
Yellow River JV [Member]
Organization (Textual)
Additional capital contribution | ¥																¥ 45,000,000
Shanxi Tv [Member]
Organization (Textual)
Enforcing arbitral awards													$ 13,859,800	¥ 90,000,000
ANT [Member]
Organization (Textual)
Percentage of obligations contributed under joint ventures																										50.00%				50.00%	50.00%
Percentage of contribution paid under supplemental agreement before April 30, 2010																							100.00%
ANT [Member] | Kunming JV [Member]
Organization (Textual)
Equity interest owned by ANT																										50.00%
Kunming TV Station [Member]
Organization (Textual)
Fair value of contributions under agreement																								$ 12,400,000	¥ 85,000,000		¥ 150,000,000
Percentage of obligations contributed under joint ventures																								100.00%	100.00%					100.00%	100.00%
Asset repurchase under agreement | $																					$ 19,900,000
Hetong [Member]
Organization (Textual)
Ownership percentage held by trustee												100.00%
Kunming JV agreement [Member]
Organization (Textual)
Fair value of contributions under agreement																											¥ 150,000,000			$ 21,900,000	¥ 150,000,000
Consideration paid under asset disposal agreement			$ 22,600,000																			¥ 150,000,000
Kunming JV agreement [Member] | Kunming TV Station [Member]
Organization (Textual)
Percentage of obligations contributed under joint ventures																								100.00%	100.00%
Taiyuan JV agreement [Member] | YR TV Station [Member]
Organization (Textual)
Fair value of contributions under agreement																														$ 6,600,000	¥ 45,000,000
Asset Transfer Agreements [Member]
Organization (Textual)
Fair value of contributions under agreement																			$ 9,700,000	¥ 65,000,000
Asset Transfer Agreements [Member] | Taiyuan JV [Member]
Organization (Textual)
Fair value of contributions under agreement																												$ 6,600,000	¥ 45,000,000
Asset Transfer Agreements [Member] | YR TV Station [Member]
Organization (Textual)
Fair value of contributions under agreement | ¥																													¥ 45,000,000
Kunming Ad Cos [Member]
Organization (Textual)
Percentage of contribution paid under supplemental agreement before April 30, 2010												50.00%
Consideration paid under asset disposal agreement			$ 100,000																			¥ 700,000
Kunming Ad Cos [Member] | Hetong [Member]
Organization (Textual)
Ownership interest percentage owned by Hetong												50.00%
Taiyuan Ad Co [Member] | Hetong [Member]
Organization (Textual)
Ownership interest percentage owned by Hetong												50.00%
Warrant [Member]
Organization (Textual)
Warrant exercise price | $ / shares															$ 10.00
Common Stock
Organization (Textual)
Share issued during period				23,000,000		1,900,000					14,964,100
Common stock, par value | $ / shares					$ 0.0001
Common stock, shares outstanding					12,927,888											4,689,506	4,689,506
Alyst Acquisition Corp [Member] | Private Placement [Member]
Organization (Textual)
Share issued during period								1,750,000
Common stock, par value | $ / shares								$ 0.0001
Alyst Acquisition Corp [Member] | Private Placement [Member] | Warrant [Member]
Organization (Textual)
Warrant exercise price | $ / shares							$ 5.00
Warrants issued during period							1,820,000
Alyst Acquisition Corp [Member] | IPO [Member]
Organization (Textual)
Units of stock issued during the period							8,044,400
Description of units issued during period							Each Unit consisted of one share of Common Stock and one warrant to purchase one share of Common Stock.
Warrant exercise price | $ / shares							$ 5.00